[logo - American Funds®]

Prospectus Supplement

August 28, 2009

For the following funds with effective prospectuses and/or retirement plan prospectuses dated October 1, 2008 – August 7, 2009

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American Funds Money Market FundSM
American Funds Short-Term Tax-Exempt Bond FundSM
American Funds Target Date Retirement Series,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
International Growth and Income Fund,SM Inc.
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,® Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM
Washington Mutual Investors Fund,SM Inc.

1. The last sentence of the last paragraph in the “Investment adviser” subsection of the “Management and organization” section of the prospectus and retirement plan prospectus is amended in its entirety to read as follows:

“There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders’ approval to exercise any authority, if granted, under an exemptive order. Following is information about a meeting of shareholders scheduled for late 2009 to consider, among other items, approval of this arrangement.”

2. The “Management and organization” section of the prospectus and retirement plan prospectus is amended to include the following information immediately after the “Investment adviser” subsection:

“Shareholder meeting in late 2009
A shareholder meeting is scheduled for November 24, 2009 (or, in the case of The Investment Company of America, for October 27, 2009). At the meeting, fund shareholders of record as of August 28, 2009 will be asked, as applicable, to vote on proposals to:

1.	Elect board members of the fund.
2.	Approve the reorganization of the fund into a Delaware statutory trust (does not apply to American Funds Money Market Fund or American Funds Short-Term Tax-Exempt Bond Fund).
3.
Approve updates to certain fundamental investment policies of the fund and eliminate certain other fundamental investment policies (does not apply to American Funds Money Market Fund or American Funds Short-Term Tax-Exempt Bond Fund).

4.	Approve a policy allowing Capital Research and Management Company, which will continue to be the fund’s investment adviser, to appoint subsidiary advisers without additional shareholder approval.
5.	Approve amendments to the fund’s Investment Advisory [and Service] Agreement with Capital Research and Management Company.
6.	Approve a form of Subsidiary Agreement and the appointment of one or more subsidiary advisers for the fund.
7.	Approve changes to an investment policy of The New Economy Fund (applies only to shareholders of The New Economy Fund).
8.	Consider a proposal submitted by shareholders of certain funds (applies only to shareholders of these certain funds).

The fund’s board members have considered the proposals and recommend that the fund’s shareholders vote in favor of Proposals 1 through 7 and against Proposal 8, as applicable. If any of the proposals is approved by the shareholders, the fund’s board and Capital Research and Management Company will take steps to implement such proposal(s) in accordance with the Joint Proxy Statement dated August 28, 2009, which contains details on all of the proposals. A copy of the Joint Proxy Statement can be found at americanfunds.com/vote.”

Keep this supplement with your prospectus and/or retirement plan prospectus

MFGEBS-026-0809M  Litho in USA  CGD/MWA/10060-S23475

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

[logo - American Funds®]

Prospectus Supplement

August 28, 2009

For the following funds with effective prospectuses and/or retirement plan prospectuses dated October 1, 2008 – August 7, 2009

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American Funds Money Market FundSM
American Funds Short-Term Tax-Exempt Bond FundSM
American Funds Target Date Retirement Series,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
International Growth and Income Fund,SM Inc.
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,® Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM
Washington Mutual Investors Fund,SM Inc.

1. The last sentence of the last paragraph in the “Investment adviser” subsection of the “Management and organization” section of the prospectus and retirement plan prospectus is amended in its entirety to read as follows:

“There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders’ approval to exercise any authority, if granted, under an exemptive order. Following is information about a meeting of shareholders scheduled for late 2009 to consider, among other items, approval of this arrangement.”

2. The “Management and organization” section of the prospectus and retirement plan prospectus is amended to include the following information immediately after the “Investment adviser” subsection:

“Shareholder meeting in late 2009
A shareholder meeting is scheduled for November 24, 2009 (or, in the case of The Investment Company of America, for October 27, 2009). At the meeting, fund shareholders of record as of August 28, 2009 will be asked, as applicable, to vote on proposals to:

1.	Elect board members of the fund.
2.	Approve the reorganization of the fund into a Delaware statutory trust (does not apply to American Funds Money Market Fund or American Funds Short-Term Tax-Exempt Bond Fund).
3.
Approve updates to certain fundamental investment policies of the fund and eliminate certain other fundamental investment policies (does not apply to American Funds Money Market Fund or American Funds Short-Term Tax-Exempt Bond Fund).

4.	Approve a policy allowing Capital Research and Management Company, which will continue to be the fund’s investment adviser, to appoint subsidiary advisers without additional shareholder approval.
5.	Approve amendments to the fund’s Investment Advisory [and Service] Agreement with Capital Research and Management Company.
6.	Approve a form of Subsidiary Agreement and the appointment of one or more subsidiary advisers for the fund.
7.	Approve changes to an investment policy of The New Economy Fund (applies only to shareholders of The New Economy Fund).
8.	Consider a proposal submitted by shareholders of certain funds (applies only to shareholders of these certain funds).

The fund’s board members have considered the proposals and recommend that the fund’s shareholders vote in favor of Proposals 1 through 7 and against Proposal 8, as applicable. If any of the proposals is approved by the shareholders, the fund’s board and Capital Research and Management Company will take steps to implement such proposal(s) in accordance with the Joint Proxy Statement dated August 28, 2009, which contains details on all of the proposals. A copy of the Joint Proxy Statement can be found at americanfunds.com/vote.”

Keep this supplement with your prospectus and/or retirement plan prospectus

MFGEBS-026-0809M  Litho in USA  CGD/MWA/10060-S23475